Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue From Products and Services [Abstract]
DisclosureOf Revenue From Products and Services text block [Text Block]	Revenue
	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Products	2,151,715	1,933,828	1,721,064
Services	5,608	5,494	7,268
Total	2,157,323	1,939,322	1,728,332

Disclosure of cost of sales [text block]
Cost of sales

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Raw material and supplies	(413,283)	(335,192)	(309,103)
Types of employee benefits expenses
Personnel expenses	(172,159)	(162,335)	(127,556)
Depreciation expense	(232,365)	(271,239)	(305,091)
Amortization expense	(2,921)	(3,210)	(3,469)
Small deposit amortization expense	(5,440)	(9,498)	(2,287)
Inventory provision variation	(14,989)	(926)	2,597
Operating leases	(96,094)	(90,325)	(62,599)
Investment plan expenses	(13,956)	(16,624)	(17,574)
Maintenance and repair	(5,306)	(6,051)	(3,956)
Contractors,	(67,337)	(62,300)	(49,862)
Mining concessions	(7,802)	(7,313)	(12,888)
Operations transport	(54,057)	(45,864)	(37,809)
Freight and product transport costs	(131,729)	(132,260)	(96,295)
Packaging costs	(2,402)	(1,712)	(4,244)
Purchases from third parties	(113,898)	(125,456)	(120,040)
Insurance policies	(11,199)	(12,110)	(7,620)
CORFO right	(46,274)	(41,962)	(23,155)
Other expenses, by nature	(3,611)	(3,908)	(4,632)
Total	(1,394,822)	(1,328,285)	(1,185,583)

Disclosure of detailed information about other income [Text Block]
Other income

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	346	771	1,343
Indemnities received	2,813	205	39
Fines charged to suppliers	199	358	73
Taxes recovered	47	26	12
Amounts recovered from insurance	154	5,636	2,182
Overestimate of provisions for third-party obligations	587	573	1,039
Overestimate of doubtful accounts	3	56	115
Sale of property, plant and equipment	1,278	657	8
Sale of materials, spare parts and supplies	-	30	1,358
Sale of scrap materials	-	1	-
Options on mining claims	2,607	2,577	2,261
Interest charged to direct customers	317	-	-
Easements, pipelines and roads	4,656	219	1,980
Non-conventional renewable energy	-	639	344
Reimbursement mining licenses and notary expenses	1,197	1,300	1,025
Miscellaneous services	4	-	405
Shares obtained in junior mining companies	2,263	421	-
Reversal of allowance for inventories	-	815	-
Other operating income	1,356	918	3,159
Total	17,827	15,202	15,343

Description of detailed information about employee benefits by nature of expenses [Text Block]
Administrative expenses

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Employee benefit expenses by nature
Remuneration and benefits to employees	(50,684)	(47,217)	(44,672)
Amortization expenses	(8)	(6)	(5)
Advisoty services	(804)	(1,322)	(744)
Audit fees	(1,823)	(1,768)	(415)
Marketing costs	(1,581)	(1,338)	(1,614)
Rent buildings and facilities	(878)	(494)	(417)
Advertising expenses	(54)	(173)	(230)
Other expenses, by nature	(45,339)	(36,118)	(38,733)
Total	(101,171)	(88,436)	(86,830)

Disclosure of detailed information about expenses by function [Text Block]
Other expenses by function

	12/31//2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Classes of Employee Benefit Expenses
Depreciation and amortization expense
Depreciation of assets not in use	(90)	(111)	(316)
Sub total	(90)	(111)	(316)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Impairment of doubtful accounts	(8,038)	(7,198)	(2,981)
Sub total	(8,038)	(7,198)	(2,981)
Other expenses, by nature
Legal expenses	(4,780)	(5,737)	(17,204)
CORFO right	(20,396)	-	-
Indemnities paid	-	-	(3,714)
Plant suspension expenses	-	(32,061)	(57,665)
VAT and other unrecoverable taxes	(1,295)	(1,015)	(1,146)
Fines, interest and VAT	(1,112)	(1,379)	(3,953)
SEC and Department of Justice fines (*)	-	(30,488)	-
Advisory services	(75)	(59)	(15)
Investment plan expenses	(10,006)	(6,657)	(16,246)
Donations not accepted as tax credit	(5,527)	(1,692)	(1,350)
Provision for inventory of materials, spare parts and supplies	-	(815)
Indemnities paid	(421)
Tax on rejected expenses	-	-	(1,653)
Restructuring of joint ventures	(6,000)	-	-
Other operating expenses	(3,898)	(2,519)	(172)
Sub total	(53,510)	(82,422)	(103,118)
Total	(61,638)	(89,731)	(106,415)

Disclosure of detailed information about other income expenses [Text Block]
25.6	Other income (expenses)

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Adjustment of reversal of provision for staff severance indemnities	-	-	3,575
Adjust previous year application method of participation	501	(826)	-
Sale of investments in associates	-	7,636	-
Provision for staff severance indemnities	192	(6,300)	-
Other gains (losses)	(150)	169	185
Total	543	679	3,760

Disclosure of detailed information about expenses by nature [Text Block]
Summary of expenses by nature

	January to December
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Raw materials and consumables	(413,283)	(335,192)	(309,103)
Personnel expenses	(222,843)	(209,552)	(172,228)
Depreciation expense	(232,455)	(271,350)	(305,407)
Ground study amortization expense	(5,440)	(9,498)	(2,287)
Impairment of doubtful accounts	(8,038)	(7,198)	(2,981)
Fines paid	(1,112)	(1,379)	(3,953)
Investment plan expenses	(23,962)	(23,281)	(33,820)
Plant suspension expenses	-	(32,061)	(57,665)
Mining concessions	(7,802)	(7,313)	(12,888)
Freight and product transport costs	(131,729)	(132,260)	(96,295)
Sales cost of imported goods	(113,898)	(125,456)	(120,040)
Port costs	-	-	-
Advisory services	(804)	(1,322)	(744)
Marketing costs	(1,581)	(1,338)	(1,614)
Advertising costs	(54)	(173)	(230)
Other expenses by nature	(1,557,631)	(1,506,452)	1,378,828

Disclosure of interest expense [text block]
Finance expenses

	January to December
	2017	2016	2015
	THUS$	THUS$	THUS$
Interest expense from bank borrowings and overdrafts	(1,308)	(854)	(932)
Interest expense from bonds	(49,373)	(57,409)	(66,456)
Interest expense from loans	(2,002)	(4,581)	(6,922)
Capitalized interest expenses	4,382	5,406	4,666
Other finance costs	(1,823)	(60)	(209)
Total	(50,124)	(57,498)	(69,853)